Settlements Payable	3 Months Ended	12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019
Settlements Payable [Abstract]
SETTLEMENTS PAYABLE

NOTE 6 - SETTLEMENTS PAYABLE

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provides for an initial payment of $12,706, then monthly payments of $6,500 and a final payment on January 27, 2020 of $3,850. The amount due at December 31, and September 30, 2019, was $42,850, and $42,850, respectively.

On November 27 2018 the Company reached an agreement and executed a related stipulation and payment terms agreement stemming from a legal action by the former Chief Strategy Officer for improper termination. The plaintiff agreed to accept $600,000 in payments. The first scheduled payment of $200,000 was made on December 20, 2018 in accordance with the settlement terms. Twelve monthly payments of approximately $33,333 are due starting on January 15, 2019 through December 15, 2019. The Company recorded $600,000 as accrued expense of which $500,000 was expensed during fiscal year 2018. The balance at December 31, 2019, and September 30, 2019, is $54,000, and $131,724, respectively. The balance of $54,000 represents the liability for employer withholding and payroll taxes due as all net payments to the plaintiff and legal counsel have been made.

The total settlement payable balance of $42,850, reported on the balance sheet represents only the amount owed to American Express. The balance of the payroll tax and withholdings due of $54,000, was reclassified and is included as accrued expenses at December 31, 2019.

NOTE 7 - SETTLEMENTS PAYABLE

On July 20, 2018, the Company entered into a settlement agreement with a collection agent for American Express relating to $127,056 of past due charges. The agreement provides for initial payment of $12,706, the monthly payments of $6,500 and final payment on January 27, 2020 of $3,850. The amount due at September 30, 2019, and 2018, was $42,850, and $101,350, respectively.

Howco entered into an agreement with a vendor in February 2018 to make monthly payments of $70,000 including interest charges to liquidate $620,803 of past due invoices. The amount outstanding at September 30, 2018 was $59,905, and was fully paid during the year ended September 30, 2019.

On November 27 2018 the Company reached an agreement and executed a related stipulation and payment terms agreement stemming from a legal action by the former Chief Strategy Officer for improper termination. The plaintiff agreed to accept $600,000 in payments. The first scheduled payment of $200,000 was made on December 20, 2018 in accordance with the settlement terms. Twelve monthly payments of approximately $33,333 are due starting on January 15, 2019 through December 15, 2019. The Company recorded $600,000 as accrued expense of which $500,000 was expensed during the fiscal year 2018. The balance at September 30, 2019 is $131,724, which includes expected employer payroll taxes due as payments are made.

The total settlement payable balance of $174,574, reported on the balance sheet includes the American Express settlement of $42,850, and the balance due to the former Chief Strategy Officer and related expected payroll taxes of $131,724. At September 30, 2018, the balance was $161,255.